Acquisitions and Divestitures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed

For all intangible assets acquired, continuing membership agreements have useful life of 20 years and the customer list has useful life of 3 years. The following table summarizes the acquisition-date fair value of assets acquired and liabilities assumed, as well as the fair value of the non-controlling interest in DBOT recognized:

Cash	$246,929
Other financial assets	1,686,464
Financial liabilities	(4,411,140)
Noncontrolling interest	(104,649)
Goodwill	9,323,189
Intangible asset – continuing membership agreement	8,255,440
Intangible asset – customer list	58,830
$15,055,063

Cash	$508,000
Other financial assets	388,000
Financial liabilities	(747,000)
Noncontrolling interest	(679,000)
Goodwill	705,000
Influencer network	1,980,000
Customer contract	500,000
Trade name	110,000
Technology platform	290,000
Deferred tax liabilities	(570,000)
$2,485,000

Schedule Of Consolidated Statement Of Operations On Proforma Basis

The following table summarizes the Consolidated Statement of Operations for the three months and nine months ended September 30, 2018, on an unaudited pro forma basis, as if the dilution of the Company’s interest in Amer had been consummated as of January 1, 2018:

	Three Months Ended	Nine Months Ended
	September 30, 2018	September 30, 2018
Revenue	$275,380	$260,547,120
Net loss from operations	(6,305,340)	(18,548,258)
Net loss	(7,390,597)	(19,351,526)
Net loss attributable to IDEX common shareholders	$(7,158,674)	$(18,945,524)

Glory
Business Acquisition [Line Items]
Schedule Of Income Statement Information

The following table summarizes the income statement information of Glory as of September 30, 2019:

	Three Months Ended	Nine Months Ended
	September 30, 2019	September 30, 2019
Revenue	$2,041	$3,936
Gross Profit	1,379	769
Net loss from operations	173,465	354,502
Net loss	171,719	352,606
Net loss attributable to Glory	$95,477	$195,121

DBOT [Member]
Business Acquisition [Line Items]
Schedule Of Income Statement Information

The consolidated statements of operation for the three months ended September 30, 2019 include the results of DBOT. Supplemental information on an unaudited pro forma basis, as if the acquisition had been consummated as of January 1, 2018 is as follows:

	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2019	2018
Revenue	$43,798,865	$44,612,471	$363,004,917
Net Income (loss) attributable to IDEX common shareholders	$(7,818,047)	$10,582,474	$(21,387,162)